ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2025 (Unaudited)

	Original
	Acquisition			Redemptions	Redemption
	Date	Cost	Fair Value	Permitted	Notice Period
INVESTMENTS IN PORTFOLIO FUNDS* [a,b] ‒ 96.1%
CHINA EQUITY LONG/SHORT ‒ 3.0%
IvyRock China Focus Feeder Fund - Class C	4/1/2019	5,037,591	7,544,252	Monthly	30 Days [g]

CYCLICALS EQUITY LONG/SHORT ‒ 14.2%
Delbrook Resource Opportunities (Cayman) Fund, Ltd.	1/1/2022	28,455	12,769	Quarterly	90 Days
Energy Dynamics Fund Limited Class D	4/1/2018	6,507,296	10,483,399	Monthly	90 Days [e]
Forest Avenue Offshore Fund, Ltd.	10/1/2022	7,500,000	13,932,021	Quarterly	60 Days [f]
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	7,016,130	11,875,598	Quarterly	30 Days
		21,051,881	36,303,787
EUROPEAN EQUITY LONG/SHORT ‒ 6.5%
Lancaster European LS Equity, Ltd.	2/1/2023	11,000,000	12,460,735	Quarterly	60 Days
Lansdowne Developed Markets Long Only Fund, Ltd.	3/1/2023	3,130,000	3,993,400	Monthly	30 Days [d]
		14,130,000	16,454,135
FINANCIAL EQUITY LONG/SHORT ‒ 8.3%
Azora Offshore Fund, Ltd.	5/1/2018	7,747,437	13,173,044	Quarterly	45 Days
Rhino Small-Cap Financial Fund, L.P.	1/1/2023	6,700,000	7,966,218	Quarterly	60 Days
		14,447,437	21,139,262
GLOBAL EQUITY LONG/SHORT ‒ 5.3%
140 Summer Partners Offshore, Ltd.	7/1/2020	8,878,391	13,434,198	Quarterly	60 Days [f]
		8,878,391	13,434,198
HEALTH CARE EQUITY LONG/SHORT ‒ 14.4%
Averill Fund, Ltd.	11/1/2020	3,630,733	6,818,547	Quarterly	60 Days [f]
BCM Scout International, Ltd.	5/1/2022	9,000,000	10,965,129	Quarterly	45 Days [f]
Camber Capital Fund, L.P.	1/1/2016	6,541,457	11,172,342	Quarterly	90 Days [e]
Janus Henderson Biotech Innovation Fund, Ltd.	2/1/2022	3,234,115	7,591,691	Quarterly	60 Days
		22,406,305	36,547,709
LATIN AMERICA ‒ 4.4%
Sagil Latin American Opportunities Fund - Class B	4/1/2017	7,405,231	11,321,076	Monthly	90 Days

MIDDLE EAST LONG BIAS ‒ 2.0%
Waha MENA Equity Fund	11/1/2023	4,750,000	5,124,109	Monthly	30 Days [d]

REAL ESTATE LONG/SHORT ‒ 3.9%
Long Pond Offshore, Ltd.	6/1/2011 [c]	7,793,761	10,066,749	Quarterly	60 Days [h]

TMT EQUITY LONG ‒ 6.4%
IPPE Liquid (Cayman), L.P.	10/1/2023	5,000,000	8,232,521	Monthly	45 Days
SoMa Long Opportunities Offshore, Ltd.	10/1/2023	5,000,000	8,273,864	Quarterly	60 Days
		10,000,000	16,506,385
TMT EQUITY LONG/SHORT ‒ 17.0%
Atreides Foundation Fund, Ltd.	12/1/2020	13,100,000	16,578,982	Quarterly	60 Days [i,j]
Seligman Tech Spectrum Fund L.L.C.	1/1/2016	4,768,739	14,031,141	Monthly	30 Days
Toronado Offshore Fund, Ltd. - Class A	8/1/2018	8,984,508	12,755,573	Quarterly	45 Days [i,j]
		26,853,247	43,365,696

ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS ‒ Continued

As of January 31, 2025 (Unaudited)

	Original
	Acquisition			Redemptions	Redemption
	Date	Cost	Fair Value	Permitted	Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)

U.S. SMALL CAP ‒ 10.7%
Kent Lake Partners, L.P.	9/1/2021	8,250,000	9,642,282	Quarterly	60 Days
Medina Singh Investment Partners, L.P.	8/1/2020	8,600,000	13,399,544	Quarterly	30 Days
Voss Value-Oriented Special Situations Fund, L.P.	8/1/2023	3,000,000	4,125,874	Quarterly	45 Days
		19,850,000	27,167,700

TOTAL INVESTMENTS IN PORTFOLIO FUNDS ‒ 96.1%		162,603,844	244,975,058

TOTAL INVESTMENTS ‒ 96.1%		162,603,844	244,975,058

Other Assets in Excess of Liabilities ‒ 3.9%			10,025,474
SHAREHOLDERS' CAPITAL ‒ 100.0%			$255,000,532

*	All Portfolio Funds are non-income producing securities.
[a]	Portfolio Funds are issued in private placement transactions and as such are restricted as to resale. The total cost and fair value of these restricted investments as of January 31, 2025 was $162,603,844 and $244,975,058 respectively.
[b]	All Investments in Portfolio Funds are pledged as collateral for the Fund's Line of Credit.
[c]	Reflects original acquisition date of the investment transferred from the Predecessor Fund (Note 1).
[d]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10% of the fair value of the investment in the Portfolio Fund.
[e]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.
[f]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25%-33% of the fair value of the investment in the Portfolio Fund per quarter.
[g]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.
[h]	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.
[i]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.
[j]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.